Related Parties - Schedule of Transaction with Related Parties and their Affiliates (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Ultimate and Immediate parent [Member]
Related Parties [Line Items]
Cost of materials, traffic charges and other direct costs
Finance costs	(1)
Depreciation charge of right-of-use asset
Other operating income
Other operating expenses	(21)	(8)
Other income
Total	(22)	(8)
Financial assets
Total assets	371	343
Other current liabilities
Total liabilities	(8)	(14)
Ultimate and Immediate parent [Member] | LLC “Ukraine Tower Company” [Member]
Trade and other receivables
Trade and other receivables
Right-of-use assets
Trade and other payables
Trade and other payables
Lease liabilities
Other current liabilities
Other current liabilities
Ultimate and Immediate parent [Member] | VEON Amsterdam B.V. [Member]
Financial assets
Financial assets	363	343
Ultimate and Immediate parent [Member] | VEON Ltd. [Member]
Financial assets
Financial assets	8
Trade and other payables
Trade and other payables	(8)	(14)
Ultimate and Immediate parent [Member] | VEON Wholesale Services B.V. [Member]
Trade and other payables
Trade and other payables
Ultimate and Immediate parent [Member] | Others [Member]
Trade and other payables
Trade and other payables
Ultimate and Immediate parent [Member] | VimpelCom Global Services Ukraine [Member]
Trade and other payables
Financial liabilities payable
Entities Under Common Control [Member]
Related Parties [Line Items]
Cost of materials, traffic charges and other direct costs	(7)	(6)
Finance costs	(35)	(34)
Depreciation charge of right-of-use asset	(27)	(27)
Other operating income	1	1
Other operating expenses	(1)	(2)
Other income	22	21
Total	(47)	(47)
Financial assets
Total assets	169	178
Other current liabilities
Total liabilities	(201)	(199)
Entities Under Common Control [Member] | LLC “Ukraine Tower Company” [Member]
Trade and other receivables
Trade and other receivables		11
Right-of-use assets	169	167
Trade and other payables
Trade and other payables	(6)	(5)
Lease liabilities	(195)	(184)
Other current liabilities
Other current liabilities		(1)
Entities Under Common Control [Member] | VEON Amsterdam B.V. [Member]
Financial assets
Financial assets
Entities Under Common Control [Member] | VEON Ltd. [Member]
Financial assets
Financial assets
Trade and other payables
Trade and other payables
Entities Under Common Control [Member] | VEON Wholesale Services B.V. [Member]
Trade and other payables
Trade and other payables		(4)
Entities Under Common Control [Member] | Others [Member]
Trade and other payables
Trade and other payables		(1)
Entities Under Common Control [Member] | VimpelCom Global Services Ukraine [Member]
Trade and other payables
Financial liabilities payable		$ (4)